COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2020
COMMITMENTS AND CONTINGENCIES
Schedule of Future minimum lease payments under non-cancellable operating leases

	RMB	US$
2021	551,170	84,470
2022	311,046	47,670
2023	142,933	21,905
2024	49,046	7,517
2025 and thereafter	7,478	1,146

Total	1,061,673	162,708

Schedule of Capital commitments

	RMB	US$
2021	39,576	6,065

Total	39,576	6,065